N-4							1 Months Ended
	May 01, 2026	Oct. 15, 2025	Aug. 15, 2025	Jul. 15, 2025	May 15, 2025	Jan. 15, 2025	Dec. 16, 2025	Nov. 17, 2025	Sep. 16, 2025	Jun. 17, 2025	Apr. 15, 2025	Mar. 17, 2025	Feb. 18, 2025
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
EQUI-VEST SERIES

Index	Segment Type	Duration	Buffer (%)	Segment Start Date	Segment Maturity Date	Performance Cap Rate (%)
S&P 500	Standard	1 Year	-10	12/16/2025	12/14/2026	7.2
S&P 500	Standard	1 Year	-10	11/17/2025	11/16/2026	7.7
S&P 500	Standard	1 Year	-10	10/15/2025	10/14/2026	6.8
S&P 500	Standard	1 Year	-10	09/16/2025	09/14/2026	6.2
S&P 500	Standard	1 Year	-10	08/15/2025	08/14/2026	5.7
S&P 500	Standard	1 Year	-10	07/15/2025	07/14/2026	6
S&P 500	Standard	1 Year	-10	06/17/2025	06/15/2026	6.5
S&P 500	Standard	1 Year	-10	05/15/2025	05/14/2026	6.8
S&P 500	Standard	1 Year	-10	04/15/2025	04/14/2026	9.1
S&P 500	Standard	1 Year	-10	03/17/2025	03/16/2026	7.1
S&P 500	Standard	1 Year	-10	02/18/2025	02/17/2026	5.8
S&P 500	Standard	1 Year	-10	01/15/2025	01/14/2026	6.1
Russell 2000	Standard	1 Year	-10	12/16/2025	12/14/2026	11
Russell 2000	Standard	1 Year	-10	11/17/2025	11/16/2026	12
Russell 2000	Standard	1 Year	-10	10/15/2025	10/14/2026	10.7
Russell 2000	Standard	1 Year	-10	09/16/2025	09/14/2026	10.1
Russell 2000	Standard	1 Year	-10	08/15/2025	08/14/2026	9.3
Russell 2000	Standard	1 Year	-10	07/15/2025	07/14/2026	9.8
Russell 2000	Standard	1 Year	-10	06/17/2025	06/15/2026	10
Russell 2000	Standard	1 Year	-10	05/15/2025	05/14/2026	10
Russell 2000	Standard	1 Year	-10	04/15/2025	04/14/2026	13.7
Russell 2000	Standard	1 Year	-10	03/17/2025	03/16/2026	11.2
Russell 2000	Standard	1 Year	-10	02/18/2025	02/17/2026	8.9
Russell 2000	Standard	1 Year	-10	01/15/2025	01/14/2026	9.9
MSCI EAFE	Standard	1 Year	-10	12/16/2025	12/14/2026	6.5
MSCI EAFE	Standard	1 Year	-10	11/17/2025	11/16/2026	6.6
MSCI EAFE	Standard	1 Year	-10	10/15/2025	10/14/2026	5.8
MSCI EAFE	Standard	1 Year	-10	09/16/2025	09/14/2026	5.5
MSCI EAFE	Standard	1 Year	-10	08/15/2025	08/14/2026	4.8
MSCI EAFE	Standard	1 Year	-10	07/15/2025	07/14/2026	5.3
MSCI EAFE	Standard	1 Year	-10	06/17/2025	06/15/2026	5.3
MSCI EAFE	Standard	1 Year	-10	05/15/2025	05/14/2026	6.2
MSCI EAFE	Standard	1 Year	-10	04/15/2025	04/14/2026	8.4
MSCI EAFE	Standard	1 Year	-10	03/17/2025	03/16/2026	6.7
MSCI EAFE	Standard	1 Year	-10	02/18/2025	02/17/2026	5.3
MSCI EAFE	Standard	1 Year	-10	01/15/2025	01/14/2026	7.2
S&P 500	Standard	3 Year	-20	12/16/2025	12/14/2028	12
S&P 500	Standard	3 Year	-20	11/17/2025	11/14/2028	12
S&P 500	Standard	3 Year	-20	10/15/2025	10/16/2028	11
S&P 500	Standard	3 Year	-20	09/16/2025	09/14/2028	11
S&P 500	Standard	3 Year	-20	08/15/2025	08/14/2028	10
S&P 500	Standard	3 Year	-20	07/15/2025	07/14/2028	11
S&P 500	Standard	3 Year	-20	06/17/2025	06/14/2028	11
S&P 500	Standard	3 Year	-20	05/15/2025	05/15/2028	12
S&P 500	Standard	3 Year	-20	04/15/2025	04/18/2028	13

S&P 500	Standard	3 Year	-20	03/17/2025	03/14/2028	12
S&P 500	Standard	3 Year	-20	02/18/2025	02/14/2028	11
S&P 500	Standard	3 Year	-20	01/15/2025	01/14/2028	12
Russell 2000	Standard	3 Year	-20	12/16/2025	12/14/2028	16
Russell 2000	Standard	3 Year	-20	11/17/2025	11/14/2028	17
Russell 2000	Standard	3 Year	-20	10/15/2025	10/16/2028	15
Russell 2000	Standard	3 Year	-20	09/16/2025	09/14/2028	15
Russell 2000	Standard	3 Year	-20	08/15/2025	08/14/2028	14
Russell 2000	Standard	3 Year	-20	07/15/2025	07/14/2028	15
Russell 2000	Standard	3 Year	-20	06/17/2025	06/14/2028	15
Russell 2000	Standard	3 Year	-20	05/15/2025	05/15/2028	16
Russell 2000	Standard	3 Year	-20	04/15/2025	04/18/2028	19
Russell 2000	Standard	3 Year	-20	03/17/2025	03/14/2028	16
Russell 2000	Standard	3 Year	-20	02/18/2025	02/14/2028	14
Russell 2000	Standard	3 Year	-20	01/15/2025	01/14/2028	15
S&P 500	Standard	5 Year	-20	12/16/2025	12/16/2030	18
S&P 500	Standard	5 Year	-20	11/17/2025	11/14/2030	18
S&P 500	Standard	5 Year	-20	10/15/2025	10/14/2030	16
S&P 500	Standard	5 Year	-20	09/16/2025	09/16/2030	16
S&P 500	Standard	5 Year	-20	08/15/2025	08/14/2030	15
S&P 500	Standard	5 Year	-20	07/15/2025	07/15/2030	17
S&P 500	Standard	5 Year	-20	06/17/2025	06/14/2030	17
S&P 500	Standard	5 Year	-20	05/15/2025	05/14/2030	18
S&P 500	Standard	5 Year	-20	04/15/2025	04/15/2030	20
S&P 500	Standard	5 Year	-20	03/17/2025	03/14/2030	19
S&P 500	Standard	5 Year	-20	02/18/2025	02/14/2030	18
S&P 500	Standard	5 Year	-20	01/15/2025	01/14/2030	18
Russell 2000	Standard	5 Year	-20	12/16/2025	12/16/2030	22
Russell 2000	Standard	5 Year	-20	11/17/2025	11/14/2030	22
Russell 2000	Standard	5 Year	-20	10/15/2025	10/14/2030	19
Russell 2000	Standard	5 Year	-20	09/16/2025	09/16/2030	21
Russell 2000	Standard	5 Year	-20	08/15/2025	08/14/2030	19
Russell 2000	Standard	5 Year	-20	07/15/2025	07/15/2030	21
Russell 2000	Standard	5 Year	-20	06/17/2025	06/14/2030	21
Russell 2000	Standard	5 Year	-20	05/15/2025	05/14/2030	21
Russell 2000	Standard	5 Year	-20	04/15/2025	04/15/2030	25
Russell 2000	Standard	5 Year	-20	03/17/2025	03/14/2030	25
Russell 2000	Standard	5 Year	-20	02/18/2025	02/14/2030	21
Russell 2000	Standard	5 Year	-20	01/15/2025	01/14/2030	21

S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Buffer -10 [Member] | Postive Return [Member] | Point To Point 1 Year [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.80%	5.70%	6.00%	6.80%	6.10%	7.20%	7.70%	6.20%	6.50%	9.10%	7.10%	5.80%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Buffer -20 [Member] | Postive Return [Member] | Point To Point 3 Year [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	10.00%	11.00%	12.00%	12.00%	12.00%	12.00%	11.00%	11.00%	13.00%	12.00%	11.00%
S And P 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Buffer -20 [Member] | Postive Return [Member] | Point To Point 5 Year [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	15.00%	17.00%	18.00%	18.00%	18.00%	18.00%	16.00%	17.00%	20.00%	19.00%	18.00%
Russell 2000® Price Return Index [Member] | Participation Rate Return Limit [Member] | Buffer -10 [Member] | Postive Return [Member] | Point To Point 1 Year [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.70%	9.30%	9.80%	10.00%	9.90%	11.00%	12.00%	10.10%	10.00%	13.70%	11.20%	8.90%
Russell 2000® Price Return Index [Member] | Participation Rate Return Limit [Member] | Buffer -20 [Member] | Postive Return [Member] | Point To Point 3 Year [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	14.00%	15.00%	16.00%	15.00%	16.00%	17.00%	15.00%	15.00%	19.00%	16.00%	14.00%
Russell 2000® Price Return Index [Member] | Participation Rate Return Limit [Member] | Buffer -20 [Member] | Postive Return [Member] | Point To Point 5 Year [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.00%	19.00%	21.00%	21.00%	21.00%	22.00%	22.00%	21.00%	21.00%	25.00%	25.00%	21.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Buffer -10 [Member] | Postive Return [Member] | Point To Point 1 Year [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		5.80%	4.80%	5.30%	6.20%	7.20%	6.50%	6.60%	5.50%	5.30%	8.40%	6.70%	5.30%